UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File number 811-21744

Name of Fund: MFS Research International FDP Fund of FDP Series, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, MFS Research International FDP Fund of FDP Series, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 05/31/2006

Date of reporting period: 12/01/05 - 02/28/06

Item 1 - Schedule of Investments

MFS Research International FDP Fund of FDP Series, Inc.
Schedule of Investments as of February 28, 2006                (in U.S. dollars)

                                                                   Shares
Country                 Industry                                     Held  Common Stocks                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
Austria - 1.0%          Commercial Banks - 1.0%                    10,048  Erste Bank der Oesterreichischen
                                                                           Sparkassen AG                                $   608,024
                        -----------------------------------------------------------------------------------------------------------
                                                                           Total Common Stocks in Austria                   608,024
-----------------------------------------------------------------------------------------------------------------------------------
Belgium - 0.6%          Chemicals - 0.6%                            2,540  Umicore                                          360,844
                        -----------------------------------------------------------------------------------------------------------
                                                                           Total Common Stocks in Belgium                   360,844
-----------------------------------------------------------------------------------------------------------------------------------
Brazil - 4.2%           Commercial Banks - 0.6%                     4,870  Banco Nossa Caixa SA                             110,559
                                                                    2,710  Uniao de Bancos Brasileiros SA (a)               238,345
                                                                                                                        -----------
                                                                                                                            348,904
-----------------------------------------------------------------------------------------------------------------------------------
                        Internet Software & Services - 0.0%         3,800  Universo Online SA (b)                            27,937
                        -----------------------------------------------------------------------------------------------------------
                        Metals & Mining - 1.9%                     10,790  Cia Siderurgica Nacional SA (a)                  317,981
                                                                   19,470  Companhia Vale do Rio Doce
                                                                           (Common Shares) (a)                              903,992
                                                                                                                        -----------
                                                                                                                          1,221,973
                        -----------------------------------------------------------------------------------------------------------
                        Oil, Gas & Consumable Fuels - 0.5%          3,380  Petroleo Brasileiro SA (a)                       295,885
                        -----------------------------------------------------------------------------------------------------------
                        Paper & Forest Products - 1.1%             10,820  Aracruz Celulose SA (a)                          531,803
                                                                    9,210  Votorantim Celulose e Papel SA                   135,940
                                                                                                                        -----------
                                                                                                                            667,743
                        -----------------------------------------------------------------------------------------------------------
                        Personal Products - 0.1%                    1,340  Natura Cosmeticos SA                              77,808
                        -----------------------------------------------------------------------------------------------------------
                                                                           Total Common Stocks in Brazil                  2,640,250
-----------------------------------------------------------------------------------------------------------------------------------
Canada - 0.4%           Metals & Mining - 0.2%                      2,970  Aber Resources Ltd.                              111,967
                        -----------------------------------------------------------------------------------------------------------
                        Oil, Gas & Consumable Fuels - 0.2%          2,790  Canadian Natural Resources Ltd.                  152,231
                        -----------------------------------------------------------------------------------------------------------
                                                                           Total Common Stocks in Canada                    264,198
-----------------------------------------------------------------------------------------------------------------------------------
China - 0.4%            Metals & Mining - 0.4%                    282,000  Aluminum Corp. of China Ltd.                     287,345
                        -----------------------------------------------------------------------------------------------------------
                                                                           Total Common Stocks in China                     287,345
-----------------------------------------------------------------------------------------------------------------------------------
France - 12.7%          Auto Components - 0.1%                      1,040  Compagnie Generale des Etablissements
                                                                           Michelin                                          63,450
                        -----------------------------------------------------------------------------------------------------------
                        Commercial Banks - 2.7%                    10,980  BNP Paribas                                    1,016,293
                                                                   20,160  Credit Agricole SA                               736,452
                                                                                                                        -----------
                                                                                                                          1,752,745
                        -----------------------------------------------------------------------------------------------------------
                        Electrical Equipment - 1.2%                 7,670  Schneider Electric SA                            783,842
                        -----------------------------------------------------------------------------------------------------------
                        IT Services - 0.6%                          8,140  Cap Gemini SA                                    401,380
                        -----------------------------------------------------------------------------------------------------------
                        Insurance - 1.6%                           28,860  AXA                                            1,020,569
                        -----------------------------------------------------------------------------------------------------------
                        Machinery - 0.3%                              220  Vallourec                                        172,148
                        -----------------------------------------------------------------------------------------------------------
                        Metals & Mining - 1.4%                     23,380  Arcelor                                          854,443
                        -----------------------------------------------------------------------------------------------------------
                        Multi-Utilities - 1.5%                     26,380  Suez SA                                          969,003
                        -----------------------------------------------------------------------------------------------------------
                        Oil, Gas & Consumable Fuels - 3.0%          7,480  Total SA                                       1,881,448
                        -----------------------------------------------------------------------------------------------------------
                        Textiles, Apparel & Luxury                  2,070  LVMH Moet Hennessy Louis Vuitton SA              188,059
                        Goods - 0.3%
                        -----------------------------------------------------------------------------------------------------------
                                                                           Total Common Stocks in France                  8,087,087
                        -----------------------------------------------------------------------------------------------------------

MFS Research International FDP Fund of FDP Series, Inc.
Schedule of Investments as of February 28, 2006                (in U.S. dollars)

                                                                   Shares
Country                 Industry                                     Held  Common Stocks                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
Germany - 3.9%          Auto Components - 0.6%                      3,620  Continental AG                               $   370,515
                        -----------------------------------------------------------------------------------------------------------
                        Automobiles - 1.0%                         13,150  Bayerische Motoren Werke AG                      632,888
                        -----------------------------------------------------------------------------------------------------------
                        Electric Utilities - 1.6%                   9,140  E.ON AG                                        1,012,630
                        -----------------------------------------------------------------------------------------------------------
                        Industrial Conglomerates - 0.7%             5,160  Siemens AG                                       473,939
                        -----------------------------------------------------------------------------------------------------------
                                                                           Total Common Stocks in Germany                 2,489,972
-----------------------------------------------------------------------------------------------------------------------------------
Greece - 0.3%           Commercial Banks - 0.3%                    22,010  Bank of Cyprus Public Co. Ltd.                   187,894
                        -----------------------------------------------------------------------------------------------------------
                                                                           Total Common Stocks in Greece                    187,894
-----------------------------------------------------------------------------------------------------------------------------------
Hong Kong - 1.0%        Oil, Gas & Consumable Fuels - 1.0%        759,000  CNOOC Ltd.                                       628,931
                        -----------------------------------------------------------------------------------------------------------
                                                                           Total Common Stocks in Hong Kong                 628,931
-----------------------------------------------------------------------------------------------------------------------------------
Hungary - 0.8%          Commercial Banks - 0.8%                     7,260  OTP Bank Rt (a)                                  533,610
                        -----------------------------------------------------------------------------------------------------------
                                                                           Total Common Stocks in Hungary                   533,610
-----------------------------------------------------------------------------------------------------------------------------------
Indonesia - 0.3%        Diversified Telecommunication             279,500  Indosat Tbk PT                                   157,168
                        Services - 0.3%
                        -----------------------------------------------------------------------------------------------------------
                                                                           Total Common Stocks in Indonesia                 157,168
-----------------------------------------------------------------------------------------------------------------------------------
Ireland - 0.4%          Commercial Banks - 0.4%                    15,680  Depfa Bank Plc                                   260,414
                        -----------------------------------------------------------------------------------------------------------
                                                                           Total Common Stocks in Ireland                   260,414
-----------------------------------------------------------------------------------------------------------------------------------
Italy - 4.6%            Commercial Banks - 1.1%                    97,770  UniCredito Italiano SpA                          711,207
                        -----------------------------------------------------------------------------------------------------------
                        Construction Materials - 0.8%              10,210  Italcementi SpA                                  209,010
                                                                   21,140  Italcementi SpA (RNC)                            301,345
                                                                                                                        -----------
                                                                                                                            510,355
                        -----------------------------------------------------------------------------------------------------------
                        Diversified Telecommunication              11,580  FastWeb SpA (b)                                  558,107
                        Services - 0.9%
                        -----------------------------------------------------------------------------------------------------------
                        Energy Equipment & Services - 0.3%          8,810  Saipem SpA                                       186,793
                        -----------------------------------------------------------------------------------------------------------
                        Insurance - 1.5%                           26,180  Assicurazioni Generali SpA                       939,259
                        -----------------------------------------------------------------------------------------------------------
                                                                           Total Common Stocks in Italy                   2,905,721
-----------------------------------------------------------------------------------------------------------------------------------
Japan - 16.0%           Automobiles - 1.6%                         52,200  Nissan Motor Co., Ltd.                           598,880
                                                                    8,400  Toyota Motor Corp.                               447,512
                                                                                                                        -----------
                                                                                                                          1,046,392
                        -----------------------------------------------------------------------------------------------------------
                        Building Products - 1.0%                   45,000  Asahi Glass Co., Ltd.                            635,147
                        -----------------------------------------------------------------------------------------------------------
                        Chemicals - 0.9%                           44,000  Kaneka Corp.                                     578,735
                        -----------------------------------------------------------------------------------------------------------
                        Commercial Banks - 2.3%                        32  Mitsubishi UFJ Financial Group, Inc.             474,828
                                                                   86,000  Shinsei Bank Ltd.                                578,043
                                                                       36  Sumitomo Mitsui Financial Group, Inc.            392,933
                                                                                                                        -----------
                                                                                                                          1,445,804
                        -----------------------------------------------------------------------------------------------------------
                        Consumer Finance - 3.6%                    12,100  Aeon Credit Service Co., Ltd.                    343,632
                                                                    7,350  Aiful Corp.                                      490,959
                                                                    3,640  ORIX Corp.                                       957,726
                                                                    7,810  Takefuji Corp.                                   500,889
                                                                                                                        -----------
                                                                                                                          2,293,206

MFS Research International FDP Fund of FDP Series, Inc.
Schedule of Investments as of February 28, 2006                (in U.S. dollars)

                                                                   Shares
Country                 Industry                                     Held  Common Stocks                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
                        Diversified Financial Services - 1.0%         445  KK DaVinci Advisors (b)                      $   615,792
                        -----------------------------------------------------------------------------------------------------------
                        Electronic Equipment &                     10,000  Nippon Electric Glass Co.                        240,583
                        Instruments - 0.4%
                        -----------------------------------------------------------------------------------------------------------
                        Food & Staples Retailing - 0.2%             2,900  Sundrug Co., Ltd.                                146,256
                        -----------------------------------------------------------------------------------------------------------
                        Gas Utilities - 0.5%                       67,000  Tokyo Gas Co., Ltd.                              304,868
                        -----------------------------------------------------------------------------------------------------------
                        Household Products - 0.5%                   6,100  Uni-Charm Corp.                                  304,198
                        -----------------------------------------------------------------------------------------------------------
                        Machinery - 0.4%                            3,400  Fanuc Ltd.                                       286,532
                        -----------------------------------------------------------------------------------------------------------
                        Media - 0.4%                                1,790  Nippon Television Network Corp.                  261,717
                        -----------------------------------------------------------------------------------------------------------
                        Office Electronics - 0.8%                  21,000  Konica Minolta Holdings, Inc.                    261,662
                                                                   13,000  Ricoh Co., Ltd.                                  240,554
                                                                                                                        -----------
                                                                                                                            502,216
                        -----------------------------------------------------------------------------------------------------------
                        Pharmaceuticals - 1.2%                     19,300  Astellas Pharma Inc.                             744,632
                        -----------------------------------------------------------------------------------------------------------
                        Software - 0.6%                             2,700  Nintendo Co., Ltd.                               397,949
                        -----------------------------------------------------------------------------------------------------------
                        Specialty Retail - 0.6%                     3,400  Yamada Denki Co., Ltd.                           364,038
                        -----------------------------------------------------------------------------------------------------------
                                                                           Total Common Stocks in Japan                  10,168,065
-----------------------------------------------------------------------------------------------------------------------------------
Luxembourg - 0.3%       Metals & Mining - 0.3%                      7,100  Ternium SA (a)(b)                                167,205
                        -----------------------------------------------------------------------------------------------------------
                                                                           Total Common Stocks in Luxembourg                167,205
-----------------------------------------------------------------------------------------------------------------------------------
Mexico - 3.1%           Construction Materials - 0.9%               9,830  Cemex, SA de CV (a)                              607,101
                        -----------------------------------------------------------------------------------------------------------
                        Household Durables - 0.3%                  26,640  Consorcio ARA SA de CV                           113,346
                                                                   11,150  Urbi, Desarrollos Urbanos, SA de CV (b)           85,499
                                                                                                                        -----------
                                                                                                                            198,845
                        -----------------------------------------------------------------------------------------------------------
                        Media - 0.9%                                7,300  Grupo Televisa, SA (a)                           572,758
                        -----------------------------------------------------------------------------------------------------------
                        Specialty Retail - 0.4%                    20,380  Grupo Elektra SA de CV                           231,880
                        -----------------------------------------------------------------------------------------------------------
                        Transportation Infrastructure - 0.4%        1,570  Grupo Aeroportuario del Pacifico,
                                                                           SA de CV (a)(b)                                   45,216
                                                                    6,330  Grupo Aeroportuario del Sureste SA de
                                                                           CV (a)                                           213,574
                                                                                                                        -----------
                                                                                                                            258,790
                        -----------------------------------------------------------------------------------------------------------
                        Wireless Telecommunication                  3,790  America Movil, SA de CV (a)                      131,627
                        Services - 0.2%
                        -----------------------------------------------------------------------------------------------------------
                                                                           Total Common Stocks in Mexico                  2,001,001
-----------------------------------------------------------------------------------------------------------------------------------
Netherlands - 2.1%      Air Freight & Logistics - 0.6%             11,120  TNT NV                                           361,764
                        -----------------------------------------------------------------------------------------------------------
                        Communications Equipment - 0.2%             4,820  TomTom NV (b)                                    148,470
                        -----------------------------------------------------------------------------------------------------------
                        Household Durables - 1.3%                  25,960  Koninklijke Philips Electronics NV               844,932
                        -----------------------------------------------------------------------------------------------------------
                                                                           Total Common Stocks in the Netherlands         1,355,166
-----------------------------------------------------------------------------------------------------------------------------------
Norway - 2.6%           Diversified Telecommunication              45,430  Telenor ASA                                      490,659
                        Services - 0.8%
                        -----------------------------------------------------------------------------------------------------------
                        Oil, Gas & Consumable Fuels - 1.8%          3,950  Norsk Hydro ASA                                  462,617
                                                                   26,370  Statoil ASA                                      675,218
                                                                                                                        -----------
                                                                                                                          1,137,835
                        -----------------------------------------------------------------------------------------------------------
                                                                           Total Common Stocks in Norway                  1,628,494
-----------------------------------------------------------------------------------------------------------------------------------

MFS Research International FDP Fund of FDP Series, Inc.
Schedule of Investments as of February 28, 2006                (in U.S. dollars)

                                                                   Shares
Country                 Industry                                     Held  Common Stocks                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
Russia - 0.5%           Oil, Gas & Consumable Fuels - 0.5%          3,980  LUKOIL (a)                                   $   318,798
                        -----------------------------------------------------------------------------------------------------------
                                                                           Total Common Stocks in Russia                    318,798
-----------------------------------------------------------------------------------------------------------------------------------
Singapore - 1.0%        Diversified Financial Services - 0.2%      61,000  Singapore Exchange Ltd.                          142,930
                        -----------------------------------------------------------------------------------------------------------
                        Diversified Telecommunication             316,000  Singapore Telecommunications Ltd.                510,883
                        Services - 0.8%
                        -----------------------------------------------------------------------------------------------------------
                                                                           Total Common Stocks in Singapore                 653,813
-----------------------------------------------------------------------------------------------------------------------------------
South Korea - 6.7%      Auto Components - 0.7%                      5,510  Hyundai Mobis                                    463,263
                        -----------------------------------------------------------------------------------------------------------
                        Chemicals - 0.3%                           13,900  Hanwha Chemical Corp.                            190,053
                        -----------------------------------------------------------------------------------------------------------
                        Commercial Banks - 1.4%                     6,400  Hana Financial Group, Inc.                       273,532
                                                                   15,740  Shinhan Financial Group Co. Ltd.                 614,934
                                                                                                                        -----------
                                                                                                                            888,466
                        -----------------------------------------------------------------------------------------------------------
                        Food Products - 0.3%                          611  Nong Shim Co., Ltd.                              180,012
                        -----------------------------------------------------------------------------------------------------------
                        Metals & Mining - 0.6%                      1,560  POSCO                                            367,653
                        -----------------------------------------------------------------------------------------------------------
                        Semiconductors & Semiconductor              3,050  Samsung Electronics Co., Ltd.                  2,138,276
                        Equipment - 3.4%
                        -----------------------------------------------------------------------------------------------------------
                                                                           Total Common Stocks in South Korea             4,227,723
-----------------------------------------------------------------------------------------------------------------------------------
Spain - 2.8%            Commercial Banks - 1.6%                    48,740  Banco Bilbao Vizcaya Argentaria SA               991,331
                        -----------------------------------------------------------------------------------------------------------
                        Diversified Telecommunication              50,090  Telefonica SA                                    772,442
                        Services - 1.2%
                        -----------------------------------------------------------------------------------------------------------
                                                                           Total Common Stocks in Spain                   1,763,773
-----------------------------------------------------------------------------------------------------------------------------------
Sweden - 0.3%           Tobacco - 0.3%                             13,050  Swedish Match AB                                 174,628
                        -----------------------------------------------------------------------------------------------------------
                                                                           Total Common Stocks in Sweden                    174,628
-----------------------------------------------------------------------------------------------------------------------------------
Switzerland - 7.9%      Building Products - 0.5%                      340  Geberit AG Registered Shares                     308,546
                        -----------------------------------------------------------------------------------------------------------
                        Capital Markets - 1.9%                     11,362  UBS AG Registered Shares                       1,207,435
                        -----------------------------------------------------------------------------------------------------------
                        Chemicals - 1.3%                            3,400  Lonza Group AG Registered Shares                 220,602
                                                                    4,360  Syngenta AG (b)                                  617,685
                                                                                                                        -----------
                                                                                                                            838,287
                        -----------------------------------------------------------------------------------------------------------
                        Food Products - 2.1%                        4,578  Nestle SA Registered Shares                    1,346,257
                        -----------------------------------------------------------------------------------------------------------
                        Pharmaceuticals - 2.1%                      9,070  Roche Holding AG                               1,340,371
                        -----------------------------------------------------------------------------------------------------------
                                                                           Total Common Stocks in Switzerland             5,040,896
-----------------------------------------------------------------------------------------------------------------------------------
Taiwan - 1.1%           Semiconductors & Semiconductor            390,000  Taiwan Semiconductor Manufacturing
                        Equipment - 1.1%                                   Co., Ltd.                                        722,653
                        -----------------------------------------------------------------------------------------------------------
                                                                           Total Common Stocks in Taiwan                    722,653
-----------------------------------------------------------------------------------------------------------------------------------
Turkey - 1.1%           Commercial Banks - 1.1%                    35,210  Akbank T.A.S.                                    356,291
                                                                   52,740  Turkiye Vakiflar Bankasi T.A.O. Class D (b)      349,059
                        -----------------------------------------------------------------------------------------------------------
                                                                           Total Common Stocks in Turkey                    705,350
-----------------------------------------------------------------------------------------------------------------------------------
United Kingdom - 18.6%  Beverages - 1.3%                           54,250  Diageo Plc                                       831,218
                        -----------------------------------------------------------------------------------------------------------
                        Commercial Banks - 3.0%                    47,970  HSBC Holdings Plc                                819,592
                                                                   31,620  Royal Bank of Scotland Group Plc               1,055,938
                                                                                                                        -----------
                                                                                                                          1,875,530

MFS Research International FDP Fund of FDP Series, Inc.
Schedule of Investments as of February 28, 2006                (in U.S. dollars)

                                                                   Shares
Country                 Industry                                     Held  Common Stocks                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
                        Food & Staples Retailing - 1.9%           199,510  Tesco Plc                                    $ 1,180,383
                        -----------------------------------------------------------------------------------------------------------
                        Household Products - 1.1%                  18,650  Reckitt Benckiser Plc                            662,963
                        -----------------------------------------------------------------------------------------------------------
                        Insurance - 1.5%                           69,850  Aviva Plc                                        964,880
                        -----------------------------------------------------------------------------------------------------------
                        Media - 1.5%                               80,860  WPP Group Plc                                    937,537
                        -----------------------------------------------------------------------------------------------------------
                        Metals & Mining - 1.5%                     58,840  BHP Billiton Plc                                 987,242
                        -----------------------------------------------------------------------------------------------------------
                        Multiline Retail - 1.0%                    22,200  Next Plc                                         641,057
                        -----------------------------------------------------------------------------------------------------------
                        Oil, Gas & Consumable Fuels - 0.6%         33,970  BG Group Plc                                     397,238
                        -----------------------------------------------------------------------------------------------------------
                        Pharmaceuticals - 3.4%                     16,800  AstraZeneca Plc                                  774,612
                                                                   53,710  GlaxoSmithKline Plc                            1,361,966
                                                                                                                        -----------
                                                                                                                          2,136,578
                        -----------------------------------------------------------------------------------------------------------
                        Textiles, Apparel & Luxury                 57,530  Burberry Group Plc                               461,214
                        Goods - 0.7%
                        -----------------------------------------------------------------------------------------------------------
                        Wireless Telecommunication                369,600  Vodafone Group Plc                               707,002
                        Services - 1.1%
                        -----------------------------------------------------------------------------------------------------------
                                                                           Total Common Stocks in the United Kingdom     11,782,842
-----------------------------------------------------------------------------------------------------------------------------------
                                                                           Total Common Stocks
                                                                           (Cost - $54,605,075) - 94.7%                  60,121,865
-----------------------------------------------------------------------------------------------------------------------------------

                                                                           Warrants (c)
-----------------------------------------------------------------------------------------------------------------------------------
Switzerland - 0.0%      Chemicals - 0.0%                            4,190  Syngenta AG (expires 5/23/2006)                    5,175
-----------------------------------------------------------------------------------------------------------------------------------
                                                                           Total Warrants (Cost - $0) - 0.0%                  5,175
-----------------------------------------------------------------------------------------------------------------------------------

                                                                     Face
                                                                   Amount  Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
                        Commercial Paper** - 6.1%              $2,516,000  Jupiter Securitization Corp.,
                                                                           4.56% due 3/01/2006                            2,516,000
                                                                1,341,000  New Center Asset Trust, 4.56% due 3/01/2006    1,341,000
-----------------------------------------------------------------------------------------------------------------------------------
                                                                           Total Short-Term Securities
                                                                           (Cost - $3,857,000) - 6.1%                     3,857,000
-----------------------------------------------------------------------------------------------------------------------------------
                                                                           Total Investments
                                                                           (Cost - $58,462,075*) - 100.8%                63,984,040

                                                                           Liabilities in Excess of Other
                                                                           Assets - (0.8%)                                 (519,641)
                                                                                                                        -----------
                                                                           Net Assets - 100.0%                          $63,464,399
                                                                                                                        ===========

* The cost and unrealized appreciation (depreciation) of investments as of February 28, 2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                               $ 58,462,075
                                                                   ============
      Gross unrealized appreciation                                $  6,070,454
      Gross unrealized depreciation                                    (548,489)
                                                                   ------------
      Net unrealized appreciation                                  $  5,521,965
                                                                   ============

** Commercial Paper is traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase.

MFS Research International FDP Fund of FDP Series, Inc.
Schedule of Investments as of February 28, 2006                (in U.S. dollars)

(a)   Depositary receipts.
(b)   Non-income producing security.
(c) Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.
o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.
o Forward foreign exchange contracts purchased as of February 28, 2006 were as follows:

      ------------------------------------------------------------------------------
                                                                         Unrealized
      Foreign Currency                        Settlement                Appreciation
      Purchased                                  Date                  (Depreciation)
      ------------------------------------------------------------------------------
      CHF            534,412                  March 2006                $        136
      EUR            471,656                  March 2006                          91
      GBP            265,311                  March 2006                        (804)
      SGD             44,928                  March 2006                           6
      ------------------------------------------------------------------------------
      Total Unrealized Depreciation on Forward Foreign
      Exchange Contracts - Net (USD Commitment - $1,462,919)            $       (571)
                                                                        ============

o Forward foreign exchange contracts sold as of February 28, 2006 were as follows:

      ------------------------------------------------------------------------------
                                                                         Unrealized
      Foreign Currency                        Settlement                Appreciation
      Sold                                       Date                  (Depreciation)
      ------------------------------------------------------------------------------
      EUR            239,278                  March 2006                $     (1,872)
      SEK            264,470                  March 2006                           4
      -------------------------------------------------------------------------------
      Total Unrealized Depreciation on Forward Foreign
      Exchange Contracts - Net (USD Commitment - $316,853)              $     (1,868)
                                                                        ============

o     Currency Abbreviations

      CHF    Swiss Franc
      EUR    Euro
      GBP    British Pound
      SEK    Swedish Krona
      SGD    Singapore Dollar
      USD    U.S. Dollar

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MFS Research International FDP Fund of FDP Series, Inc.


By: /s/ Robert C. Doll, Jr.
    -----------------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    MFS Research International FDP Fund of FDP Series, Inc.

Date: April 20, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    -----------------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    MFS Research International FDP Fund of FDP Series, Inc.

Date: April 20, 2006


By: /s/ Donald C. Burke
    -----------------------------------
    Donald C. Burke
    Chief Financial Officer
    MFS Research International FDP Fund of FDP Series, Inc.

Date: April 20, 2006